Reinsurance - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Prepaid Reinsurance Premiums [Abstract]
ceded written premium, percent	13.00%
Policyholder Benefits and Claims Incurred, Ceded	$ 764.4	$ 457.3	$ 322.7